Disclosure of Changes in non-cash working capital (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Receivables	$ 1,280,519	$ 1,908,945	$ (6,343)
Prepaid expenses	13,071	(16,698)	3,848
Accounts payable and accrued liabilities	4,981,296	172,600	(86,317)
Advances from joint venture partners	(193,236)	467,544	203,536
Changes in non-cash working capital items	$ (6,081,650)	$ (2,532,391)	$ (114,724)